Receivables - Additional Information (Detail) $ in Millions	9 Months Ended
	Sep. 30, 2015 USD ($) Contract	Sep. 30, 2014 USD ($) Contract	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contractual payments period	30 days
Receivables delinquency period	120 days
VAT receivables included in other assets			$ 116
EMEA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 89	$ 143
LATAM [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Retail and finance lease receivable contracts that are classified as trouble debt restructuring	$ 26	$ 62
NAFTA [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance lease receivable, contracts | Contract	598	684
Finance lease receivable, pre-modification value	$ 20	$ 17
Finance lease receivable, post-modification value	$ 19	$ 15
Concession cases by court | Contract	302	440
Pre-modification value of retail and finance lease receivable contracts	$ 5	$ 8
Post-modification value of retail and finance lease receivable contracts	$ 4	$ 6